SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
Summary information about segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

The company operates in three technologies segments or Strategic business units; e-Gov, IoT, and Cyber Security:

e-Gov: Through the Company proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, the Company has helped governments and national agencies design and issue secured multi-identification, or Multi-ID, documents and robust digital identity solutions to their citizens, visitors and Lands.
IoT: The Company’s IoT products and solutions reliably identify, track and monitor people or objects in real time, enabling the customers to detect unauthorized movement of people, vehicles and other monitored objects.

The Company provides all-in-one field proven IoT suite, accompanied with services specifically tailored to meet the requirements of an IoT solutions. The Company’s proprietary IoT suite of hybrid hardware, connectivity and software components are the foundation of these solutions and services.

Cyber Security: The Company operates in the fields of cutting-edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control and cyber security services.

	Year ended December 31, 2025
	Cyber Security	IoT	e-Gov	Total
Revenues	$819	$25,365	$1,712	$27,896

Operating Income (loss)	(7)	487	(802)	(322)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$-	$2,903	$120	$3,023

	Year ended December 31, 2024
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,198	$25,283	$1,154	$27,635

Operating Income (loss)	271	39	(1,087)	(777)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$87	$3,016	$158	$3,261

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,260	$23,766	$1,544	$26,570

Operating Income (loss)	524	(99)	(3,676)	(3,359)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$8	$2,519	$174	$2,701

Following is a reconciliation of the operating income (loss) of the reportable segments to the data included in the statements of operations:

	Year ended December 31,
	2025	2024	2023
Operating income (loss)
Total operating (loss) of reportable segments	$(322)	$(777)	(3,359)
Financial income (expenses), net	2,060	1,020	(663)
Income (loss) before income taxes	$1,738	$243	(4,022)

b.
Summary information about geographic areas:

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2025		2024		2023
	Total Revenues	Property and Equipment, net	Total revenues	Property and Equipment, net	Total Revenues	Property and Equipment, net
Africa	$1,011	$-	$774	$-	$1,455	$-
European countries	11,975	-	18,166	-	17,673	-
South America	-	-	8	-	12	-
United States	6,993	17	7,092	11	6,766	21
Israel	7,890	3,006	1,533	3,250	585	2,680
APAC	27	-	62	-	79	-
	$27,896	$3,023	$27,635	$3,261	$26,570	$2,701

-	Revenues were attributed to countries based on the customer’s location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

c.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2025	2024*	2023*
Products sales	$20,358	$20,110	$	$ 19,813
Products operating lease	1,096	1,413		1,774
Products	21,454	21,523		21,587
Services	6,442	6,112		4,983
*Reclass	$27,896	$27,635		$26,570

d.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2025	2024	2023
Customer A	25%	2%	-%
Customer B	15%	6%	5%
Customer C	14%	53%	50%
	54%	61%	55%